1933 Act Registration No. 033-81396

1940 Act File No. 811-08614

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933, AS AMENDED

REGISTRATION NO. 33-81396

☒

Post-Effective Amendment No. 75

☒

And

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED

REGISTRATION NO. 811-08614

☒

Amendment No. 76

☒

(Check appropriate box or boxes.)

BRANDES INVESTMENT TRUST

(Exact name of registrant as specified in charter)

11988 El Camino Real, Suite 600

San Diego, California 92130

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (858) 755 0239

Name and Address of Agent for service:

Lea Anne Copenhefer

Morgan, Lewis, & Bockius LLP

One Federal Street

Boston, Massachusetts 02110-1726

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485.
☐	on (date) pursuant to paragraph (b) of Rule 485.
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485.
☐	on (date) pursuant to paragraph (a)(1) of Rule 485.
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485.
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 75 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until October 1, 2021, the effectiveness of the registration statement for the Brandes U.S. Value Fund, filed in Post-Effective Amendment No.74 on July 1, 2021 pursuant to paragraph (a) of Rule 485 of the 1933 Act.

This Post-Effective Amendment No.  75 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No.  74.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirement for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 75 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Diego and State of California on the 13th day of September, 2021.

BRANDES INVESTMENT TRUST

By:	/s/ Jeff Busby
Jeff Busby, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 75 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Gregory Bishop* Gregory Bishop	Trustee	September 13, 2021

/s/ Jeff Busby Jeff Busby	President and Trustee	September 13, 2021

/s/ Robert M. Fitzgerald* Robert M. Fitzgerald	Trustee	September 13, 2021

/s/ Craig Wainscott* Craig Wainscott	Trustee	September 13, 2021

/s/ Oliver Murray* Oliver Murray	Trustee	September 13, 2021

/s/ Gary Iwamura Gary Iwamura	Treasurer (Principal Financial Officer and Principal Accounting Officer)	September 13, 2021

*Attorney-in-fact as per Powers of Attorney filed November 9, 2007, September 30, 2008, January 30, 2015, and January 31, 2017.